UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21284

AGIC Convertible & Income Fund

(Registrant Name)

1633 Broadway, New York, NY	10019

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 29, 2012

Date of Reporting Period:	May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Convertible & Income Fund Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—45.9%
	Advertising—1.0%
$10,410	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$10,878,450

	Aerospace & Defense—0.2%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,920,300

	Airlines—0.6%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	B3/CCC+	6,781,250

	Apparel—0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	736,875

	Chemicals—0.9%
9,005	Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	9,747,912

	Commercial Services—3.5%
6,500	ACE Cash Express, Inc., 11.00%, 2/1/19 (a)(b)	B3/B	6,630,000
1,850	Cardtronics, Inc., 8.25%, 9/1/18	B2/BB-	2,030,375
10,945	Cenveo Corp., 10.50%, 8/15/16 (a)(b)	Caa1/CCC+	11,081,813
5,705	DynCorp International, Inc., 10.375%, 7/1/17 (a)(b)	B1/B	6,075,825
10,000	National Money Mart Co., 10.375%, 12/15/16	B2/B+	11,212,500

			37,030,513

	Construction & Engineering—0.9%
9,695	MasTec, Inc., 7.625%, 2/1/17	B1/B+	9,937,375

	Consumer Finance—0.4%
4,275	Springleaf Finance Corp., 6.90%, 12/15/17	B3/B	4,082,625

	Distribution/Wholesale—0.7%
7,055	KAR Auction Services, Inc., 8.75%, 5/1/14	B3/B	7,293,106

	Diversified Consumer Services—0.1%
1,355	Cambium Learning Group, Inc., 9.75%, 2/15/17 (a)(b)	B2/B	1,368,550

	Diversified Financial Services—0.4%
3,995	International Lease Finance Corp., 6.375%, 3/25/13	B1/BBB-	4,214,725

	Diversified Telecommunications—0.9%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/CCC+	9,966,750

	Electric—1.6%
8,705	Edison Mission Energy, 7.00%, 5/15/17	B3/B-	7,246,913
	Texas Competitive Electric Holdings Co. LLC, (a)(b)
750	11.50%, 10/1/20	B2/CCC	763,125
10,200	15.00%, 4/1/21	Caa3/CC	8,925,000

			16,935,038

	Electronic Equipment, Instruments & Components—0.8%
7,640	Kemet Corp., 10.50%, 5/1/18	B1/B+	8,652,300

	Energy Equipment & Services—1.0%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	10,664,306

	Food & Staples Retailing—0.8%
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	9,003,288

	Health Care Providers & Services—1.3%
7,715	HCA, Inc., 9.25%, 11/15/16	B2/BB-	8,274,337
5,410	Rotech Healthcare, Inc., 10.50%, 3/15/18 (a)(b)	B3/B	5,450,575

			13,724,912

	Healthcare-Services—0.3%
3,280	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B	3,243,100

	Home Builders—1.6%
	K Hovnanian Enterprises, Inc.,
7,360	7.50%, 5/15/16	Caa2/CCC-	4,894,400
11,775	10.625%, 10/15/16	B1/CCC+	11,892,750

			16,787,150

	Hotels, Restaurants & Leisure—1.6%
6,270	DineEquity, Inc., 9.50%, 10/30/18 (a)(b)	B3/CCC+	6,897,000
8,405	MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	9,707,775

			16,604,775

AGIC Convertible & Income Fund Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Household Durables—0.8%
$5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19 (a)(b)	Caa2/CCC	$4,805,362
3,950	Jarden Corp., 7.50%, 5/1/17	B2/B	4,226,500

			9,031,862

	Internet Software & Services—0.8%
8,460	Earthlink, Inc., 8.875%, 5/15/19 (a)(b)	B2/B-	8,026,425

	IT Services—0.9%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,850,350
	Unisys Corp., (a)(b)
3,085	12.75%, 10/15/14	Ba1/BB+	3,659,581
2,174	14.25%, 9/15/15	Ba2/BB+	2,600,648

			9,110,579

	Leisure Time—1.9%
	NCL Corp. Ltd.,
1,000	9.50%, 11/15/18 (a)(b)	Caa1/B+	1,080,000
10,150	11.75%, 11/15/16	B2/BB	11,913,562
8,855	Travelport LLC, 11.875%, 9/1/16	Caa2/CCC	7,748,125

			20,741,687

	Lodging—1.2%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	Caa3/CCC	12,895,881

	Media—1.6%
6,155	McClatchy Co., 11.50%, 2/15/17	B1/B	6,770,500
6,750	Media General, Inc., 11.75%, 2/15/17	B2/B-	6,834,375
2,705	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	B2/BB-	3,036,363

			16,641,238

	Miscellaneous Manufacturing—0.9%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	9,693,250

	Oil & Gas—2.3%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17 (a)(b)	Caa1/B	9,774,000
6,915	Milagro Oil & Gas, 10.50%, 5/15/16 (a)(b)	Caa2/B-	6,638,400
7,625	United Refining Co., 10.50%, 2/28/18 (a)(b)	B3/B	7,815,625

			24,228,025

	Oil & Gas Services—0.0%
500	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	512,500

	Oil, Gas & Consumable Fuels—2.0%
9,630	OPTI Canada, Inc., 8.25%, 12/15/14	Ca/CCC	4,839,075
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B	9,690,625
6,260	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	B3/B	7,105,100

			21,634,800

	Paper & Forest Products—0.2%
2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	2,155,806

	Real Estate—0.3%
2,250	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba2/B+	2,666,250

	Retail—1.2%
7,130	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa1/B-	7,539,975
5,115	Sally Holdings LLC, 10.50%, 11/15/16	B3/B+	5,575,350

			13,115,325

	Semiconductors & Semiconductor Equipment—2.6%
4,075	Advanced Micro Devices, Inc., 8.125%, 12/15/17	Ba3/B+	4,329,688
9,065	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB	9,552,244
	Freescale Semiconductor, Inc., (a)(b)
5,695	10.125%, 3/15/18	B1/B-	6,513,656
6,485	10.75%, 8/1/20	Caa2/CCC+	7,490,175

			27,885,763

	Software—1.1%
11,290	First Data Corp., 9.875%, 9/24/15	Caa1/B-	11,713,375

	Telecommunications—5.4%
9,050	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	9,366,750
6,095	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	B3/B	6,430,225
5,115	ITC Deltacom, Inc., 10.50%, 4/1/16	B1/B-	5,677,650
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba3/BB-	8,312,475
5,090	NII Capital Corp., 8.875%, 12/15/19	B2/B+	5,662,625
10,480	West Corp., 11.00%, 10/15/16	Caa1/B-	11,305,300
9,675	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B-	10,328,062

			57,083,087

AGIC Convertible & Income Fund Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Textiles Apparel & Luxury Goods—0.6%
$5,965	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	$6,829,925

	Trading Companies & Distributors—0.3%
2,355	Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,667,038

	Transportation—2.5%
9,825	Quality Distribution LLC, 9.875%, 11/1/18 (a)(b)	Caa1/B-	10,365,375
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18 (a)(b)	Caa1/B-	9,600,150
7,250	Western Express, Inc., 12.50%, 4/15/15 (a)(b)	Caa1/CCC+	7,086,875

			27,052,400

	Wireless Telecommunication Services—0.6%
6,050	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	6,745,750

	Total Corporate Bonds & Notes (cost-$462,798,406)		490,004,266

Shares
(000s)

CONVERTIBLE PREFERRED STOCK—31.9%
	Airlines—0.7%
201	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	7,781,199

	Auto Components—1.1%
204	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	NR/NR	11,988,369

	Automobiles—1.1%
238	General Motors Co., 4.75%, 12/1/13	NR/NR	11,924,552

	Capital Markets—2.8%
165	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	8,045,661
	The Goldman Sachs Group, Inc., (c)
168	6.00%, 3/2/12 (Wellpoint, Inc.)	A1/A	12,172,231
471	7.00%, 8/1/11 (Weatherford Corp.)	A1/A	9,416,816

			29,634,708

	Commercial Banks—2.0%
69	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (d)	Ba1/BB	9,995,552
10	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (d)	Baa3/A-	11,023,600

			21,019,152

	Commercial Services & Supplies—0.7%
162	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	7,442,426

	Diversified Financial Services—5.5%
11	Bank of America Corp., 7.25%, 1/30/13, Ser. L (d)	Ba3/BB+	11,046,000
65	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	7,865,035
	Credit Suisse Securities USA LLC, (c)
201	7.00%, 7/27/11 (Target Corp.)	Aa2/A	9,883,597
355	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	9,391,562
	JP Morgan Chase & Co., (c)
147	7.00%, 7/25/11 (McDonald’s Corp.)	Aa3/A+	11,392,351
502	7.00%, 8/16/11 (Cisco Systems)	Aa3/A+	9,247,868

			58,826,413

	Electric Utilities—1.9%
	NextEra Energy, Inc.,
25	7.00%, 9/1/13	NR/NR	1,272,500
183	8.375%, 6/1/12	NR/NR	9,529,692
165	PPL Corp., 9.50%, 7/1/13	NR/NR	9,513,410

			20,315,602

	Food Products—1.9%
243	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/NR	9,900,075
101	Bunge Ltd., 4.875%, 12/1/11 (d)	Ba1/BB	10,675,545

			20,575,620

	Health Care Providers & Services—1.0%
9	Healthsouth Corp., 6.50%, 7/20/11, Ser. A (d)	NR/CCC+	10,038,026

	Household Durables—2.3%
259	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	12,190,860
98	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	11,752,968

			23,943,828

AGIC Convertible & Income Fund Schedule of Investments
May 31, 2011 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Insurance—2.4%
1,068	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	$1,826,280
64	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	4,515,671
121	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	9,968,623
291	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	9,253,380

			25,563,954

	IT Services—0.5%
65	Unisys Corp., 6.25%, 3/1/14	NR/NR	5,349,120

	Multi-Utilities—1.1%
240	AES Trust III, 6.75%, 10/15/29	B3/B	11,778,552

	Oil, Gas & Consumable Fuels—2.4%
147	Apache Corp., 6.00%, 8/1/13	NR/NR	9,766,604
36	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(d)	NR/NR	3,905,938
119	Chesapeake Energy Corp., 5.00%, 12/31/49 (d)	NR/B+	11,925,000

			25,597,542

	Professional Services—1.0%
171	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	10,860,536

	Real Estate Investment Trust—2.5%
440	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (d)	NR/NR	11,827,930
434	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (d)	Caa3/CCC-	11,719,058
59	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	Baa3/BB	3,198,047

			26,745,035

	Road & Rail—1.0%
781	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	NR/NR	10,573,622

	Total Convertible Preferred Stock (cost-$310,526,699)		339,958,256

Principal
Amount
(000s)

CONVERTIBLE BONDS & NOTES—20.8%
	Building Products—0.2%
$2,570	Griffon Corp., 4.00%, 1/15/17 (a)(b)	NR/NR	2,611,763

	Capital Markets—1.0%
10,255	Ares Capital Corp., 5.75%, 2/1/16 (a)(b)	NR/BBB	10,767,750

	Diversified Telecommunication Services—0.7%
5,640	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	7,191,000

	Electrical Equipment—2.0%
9,210	EnerSys, 3.375%, 6/1/38 (e)	B1/BB	10,591,500
11,380	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	10,981,700

			21,573,200

	Electronic Equipment, Instruments & Components—0.8%
7,055	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	8,624,738

	Hotels, Restaurants & Leisure—1.0%
9,075	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	10,583,719

	Internet Software & Services—0.8%
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B-	8,168,550

	IT Services—0.8%
6,725	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,624,813

	Machinery—1.1%
7,600	AGCO Corp., 1.25%, 12/15/36	NR/BB+	10,526,000
735	Greenbrier Cos, Inc., 3.50%, 4/1/18 (a)(b)	NR/NR	757,050

			11,283,050

	Media—2.6%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB+	8,499,150
	Liberty Media LLC,
8,080	3.125%, 3/30/23	B1/BB-	9,786,900
16,945	3.50%, 1/15/31	B1/BB-	9,595,106

			27,881,156

	Metals & Mining—0.6%
4,910	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	6,033,162

	Oil, Gas & Consumable Fuels—1.6%
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	9,614,000
3,850	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	6,886,687

			16,500,687

	Pharmaceuticals—0.7%
6,920	Mylan, Inc., 1.25%, 3/15/12	NR/BB	7,646,600

AGIC Convertible & Income Fund Schedule of Investments
May 31, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Real Estate Investment Trust—2.4%
$8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	$9,830,937
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	7,935,000
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB-	7,723,425

			25,489,362

	Semiconductors & Semiconductor Equipment—3.0%
15,580	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	16,183,725
4,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/BB	4,887,188
9,920	SunPower Corp., 4.75%, 4/15/14	NR/NR	10,825,200

			31,896,113

	Software—0.8%
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	8,947,737

	Thrifts & Mortgage Finance—0.7%
7,430	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	7,727,200

	Total Convertible Bonds & Notes (cost-$172,970,952)		221,550,600

YANKEE BOND—0.3%
	Marine—0.3%
3,670	DryShips, Inc., 5.00%, 12/1/14 (cost-$4,129,662)	NR/NR	3,289,238

SHORT-TERM INVESTMENT—1.1%
	Time Deposit—1.1%
11,974	Citibank-London, 0.03%, 6/1/11 (cost-$11,974,443)		11,974,443

	Total Investments (cost-$962,400,162)(f)—100.0%		$1,066,776,803

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $187,632,061, representing 17.6% of total investments.
(b)

144A─Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(d)	Perpetual maturity. Maturity date shown is the first call date.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)

At May 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $963,434,945. Gross unrealized appreciation was $121,378,538, gross unrealized depreciation was $18,036,680 and net unrealized appreciation was $103,341,858. The difference between book and tax cost basis was primarily attributable to wash sales.

Glossary:
NR — Not Rated
REIT — Real Estate Investment Trust
WR — Withdrawn Rating

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes— Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes— Corporate bonds and notes are generally comprised of two main categories: consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2010 in valuing Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	5/31/11

Investments in Securities - Assets
Corporate Bonds & Notes	–	$490,004,266	–	$490,004,266
Convertible Preferred Stock:
Airlines	–	7,781,199	–	7,781,199
Capital Markets	–	29,634,708	–	29,634,708
Commercial Banks	$11,023,600	9,995,552	–	21,019,152
Commercial Services & Supplies	–	7,442,426	–	7,442,426
Diversified Financial Services	18,911,035	39,915,378	–	58,826,413
Household Durables	11,752,968	12,190,860	–	23,943,828
Oil, Gas & Consumable Fuels	9,766,604	15,830,938	–	25,597,542
Professional Services	–	10,860,536	–	10,860,536
Road/Rail	–	10,573,622	–	10,573,622
All Other	144,278,830	–	–	144,278,830
Convertible Bonds & Notes	–	221,550,600	–	221,550,600
Yankee Bond	–	3,289,238	–	3,289,238
Short-Term Investment	–	11,974,443	–	11,974,443

Total Investments in Securities - Assets	$195,733,037	$871,043,766	$–	$1,066,776,803

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net Realized	in Unrealized	Transfers	Transfers	Ending
	Balance	Net	Net	Discounts/	Gains/	Appreciation/	into	out of	Balance
	2/28/11	Purchases	Sales	(Premiums)	(Losses)	Depreciation	Level 3	Level 3	5/31/11

Investments in Securities - Assets
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$2,575,929	–	$(2,069,091)	–	$(1,298,981)	$792,143	–	–	–
Convertible Preferred Stock:
Capital Markets	4,759,862	–	(8,414,747)	–	(33,912,502)	37,567,387	–	–	–

Total Investments	$7,335,790	–	$(10,483,838)	–	$(35,211,482)	$38,359,530	–	–	–

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 19, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 19, 2011